UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year Ended:       December 31, 2001

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holding
                                             entries.

Institutional Investment Manager Filing this Report:

Name:     WoodTrust Asset Management, N.A.
Address:  181 2nd Street South
          P.O. Box 8000
          Wisconsin Rapids, WI 54495-8000

Form 13F File No:   28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Linda L. Bender
Title:    Vice President/Personal Trust Officer
Phone:    (715) 422-0210
Signature, Place, and Date of Signing:


/s/ Linda L. Bender   Wisconsin Rapids, Wisconsin  Jan. 25, 2002
--------------------- ---------------------------  -------------
     (Signature)              (City/State)             (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None



                      Form 13F SUMMARY PAGE

                         Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            50

Form 13F Information Table Value Total:      $121,279
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE







                              WOODTRUST ASSET MANAGEMENT, N.A.
                                          FORM 13F
                                     December 31, 2001

                                                                                          Voting Authority
                             Title
                               of             Value    Shares/  Sh/ Put/ Invst  Otr
Name of Issuer               Class   CUSIP   (x$1000)  Prn Amt  Prn Call Dsctn Mgrs    Sole   Shared None
--------------               -----  ------   -------   -------  --- ---- ----- ----   -----     ---  ----
ABBOTT LABS                   COM  002824100      944    16,932 SH       Sole           16,932      0    0
ABBOTT LABS                   COM  002824100       50       897 SH       Other             600    297    0
ALBERTSONS INC                COM  013104104      826    26,216 SH       Sole           26,216      0    0
ALBERTSONS INC                COM  013104104       17       541 SH       Other               0    541    0
AMERICAN EXPRESS CO           COM  025816109      794    22,238 SH       Sole           22,238      0    0
AMERICAN EXPRESS CO           COM  025816109       14       385 SH       Other               0    385    0
AMERICAN HOME PRODUCTS INC    COM  026609107      232     3,774 SH       Sole            3,774      0    0
AMERICAN HOME PRODUCTS INC    COM  026609107       25       400 SH       Other             400      0    0
AMGEN INC                     COM  031162100    1,551    27,487 SH       Sole           27,487      0    0
AMGEN INC                     COM  031162100       14       247 SH       Other               0    247    0
AOL TIME WARNER INC           COM  00184A105    1,182    36,831 SH       Sole           36,831      0    0
AOL TIME WARNER INC           COM  00184A105       19       588 SH       Other               0    588    0
ASSOCIATED BANC CORP          COM  045487105      463    13,131 SH       Sole           13,131      0    0
ASSOCIATED BANC CORP          COM  045487105       19       550 SH       Other             550      0    0
BAXTER INTERNATIONAL INC      COM  071813109    1,891    35,251 SH       Sole           35,251      0    0
BAXTER INTERNATIONAL INC      COM  071813109       32       588 SH       Other               0    588    0
BERKSHIRE HATHAWAY INC        COM  084670207    3,154     1,249 SH       Sole            1,249      0    0
BERKSHIRE HATHAWAY INC        COM  084670207       53        21 SH       Other               0     21    0
BRISTOL MYERS SQUIBB CO       COM  110122108      821    16,103 SH       Sole           16,103      0    0
BRISTOL MYERS SQUIBB CO       COM  110122108       26       500 SH       Other             500      0    0
CISCO SYSTEMS INC             COM  17275R102      849    46,891 SH       Sole           46,891      0    0
CISCO SYSTEMS INC             COM  17275R102       91     5,000 SH       Other           5,000      0    0
CITIGROUP INC                 COM  172967101    2,661    52,722 SH       Sole           52,722      0    0
CITIGROUP INC                 COM  172967101       45       894 SH       Other               0    894    0
COCA COLA CO                  COM  191216100      289     6,124 SH       Sole            6,124      0    0
COCA COLA CO                  COM  191216100      305     6,465 SH       Other           6,465      0    0
CONCORD EFS INC               COM  206197105      302     9,224 SH       Sole            9,224      0    0
DELL COMPUTER CORP            COM  247025109      887    32,649 SH       Sole           32,649      0    0
DELL COMPUTER CORP            COM  247025109       18       645 SH       Other               0    645    0
E M C CORP MASS               COM  268648102    1,077    80,171 SH       Sole           80,171      0    0
E M C CORP MASS               COM  268648102       13       993 SH       Other              50    943    0
EASTMAN KODAK COMPANY         COM  277461109      750    25,501 SH       Sole           25,501      0    0
EASTMAN KODAK COMPANY         COM  277461109       14       489 SH       Other               0    489    0
EXXON MOBIL CORP              COM  30231G102    2,215    56,367 SH       Sole           56,367      0    0
EXXON MOBIL CORP              COM  30231G102      201     5,124 SH       Other           4,600    524    0
FEDERAL NATIONAL MORTGAGE     COM  313586109    1,440    18,119 SH       Sole           18,119      0    0
FEDERAL NATIONAL MORTGAGE     COM  313586109       52       659 SH       Other             300    359    0
FISERV INC                    COM  337738108       12       276 SH       Sole              276      0    0
FISERV INC                    COM  337738108      222     5,250 SH       Other           5,250      0    0
GENERAL ELECTRIC CORP         COM  369604103    3,215    80,224 SH       Sole           80,224      0    0
GENERAL ELECTRIC CORP         COM  369604103      459    11,453 SH       Other          10,699    754    0
GOLDMAN SACHS GROUP INC       COM  38141G104      797     8,597 SH       Sole            8,597      0    0
GOLDMAN SACHS GROUP INC       COM  38141G104       16       170 SH       Other               0    170    0
HEINZ H J CO                  COM  423074103      332     8,070 SH       Sole            8,070      0    0
HOME DEPOT INC                COM  437076102    1,937    37,972 SH       Sole           37,972      0    0
HOME DEPOT INC                COM  437076102       25       481 SH       Other               0    481    0
ILLINOIS TOOL WORKS           COM  452308109      609     9,000 SH       Sole            9,000      0    0
INTEL CORP                    COM  458140100    2,310    73,440 SH       Sole           73,440      0    0
INTEL CORP                    COM  458140100      249     7,917 SH       Other           7,090    827    0
INT'L BUSINESS MACHINES CORP  COM  459200101    1,906    15,760 SH       Sole           15,760      0    0
INT'L BUSINESS MACHINES CORP  COM  459200101       33       276 SH       Other               0    276    0
JOHNSON & JOHNSON             COM  478160104      557     9,418 SH       Sole            9,418      0    0
JOHNSON & JOHNSON             COM  478160104      236     4,000 SH       Other           4,000      0    0
KIMBERLY-CLARK CORP           COM  494368103      380     6,352 SH       Sole            6,352      0    0
KIMBERLY-CLARK CORP           COM  494368103      108     1,800 SH       Other           1,800      0    0
MARSHALL & ILSLEY CORP        COM  571834100    1,309    20,683 SH       Sole           20,683      0    0
MARSHALL & ILSLEY CORP        COM  571834100      281     4,440 SH       Other           4,440      0    0
MERCK & CO INC                COM  589331107      466     7,921 SH       Sole            7,921      0    0
MERCK & CO INC                COM  589331107      178     3,035 SH       Other           3,035      0    0
MGIC INVESTMENT CORP          COM  552848103      658    10,665 SH       Sole           10,665      0    0
MGIC INVESTMENT CORP          COM  552848103       13       211 SH       Other               0    211    0
MINNESOTA MINING              COM  604059105       34       285 SH       Sole              285      0    0
MINNESOTA MINING              COM  604059105      208     1,760 SH       Other           1,760      0    0
NOKIA CORP SPNSD ADR          COM  654902204    1,111    45,277 SH       Sole           45,277      0    0
NOKIA CORP SPNSD ADR          COM  654902204       76     3,087 SH       Other           2,400    687    0
ORACLE CORPORATION            COM  68389X105      207    14,985 SH       Sole           14,985      0    0
PEPSICO INC                   COM  713448108    1,889    38,796 SH       Sole           38,796      0    0
PEPSICO INC                   COM  713448108      152     3,125 SH       Other           2,500    625    0
PFIZER INC                    COM  717081103    1,983    49,751 SH       Sole           49,751      0    0
PFIZER INC                    COM  717081103       22       547 SH       Other               0    547    0
RENAISSANCE LEARNING INC      COM  75968L105   59,780 1,961,932 SH       Sole        1,961,932      0    0
RENAISSANCE LEARNING INC      COM  75968L105       79     2,602 SH       Other           2,000    602    0
SBC COMMUNICATIONS INC        COM  78387G103      433    11,056 SH       Sole           11,056      0    0
SBC COMMUNICATIONS INC        COM  78387G103      196     5,000 SH       Other           5,000      0    0
SUN MICROSYSTEMS INC          COM  866810104      221    17,991 SH       Sole           17,991      0    0
SUN MICROSYSTEMS INC          COM  866810104       86     7,000 SH       Other           7,000      0    0
TYCO INTL LTD                 COM  902124106    2,615    44,400 SH       Sole           44,400      0    0
TYCO INTL LTD                 COM  902124106       43       732 SH       Other               0    732    0
UNITEDHEALTH GROUP INC        COM  91324P102      939    13,275 SH       Sole           13,275      0    0
UNITEDHEALTH GROUP INC        COM  91324P102       18       250 SH       Other               0    250    0
WALGREEN COMPANY              COM  931422109      806    23,938 SH       Sole           23,938      0    0
WALGREEN COMPANY              COM  931422109       28       821 SH       Other             400    421    0
WALMART STORES INC            COM  931142103    1,561    27,127 SH       Sole           27,127      0    0
WALMART STORES INC            COM  931142103       27       472 SH       Other               0    472    0
WASHINGTON MUT INC            COM  939322103    1,038    31,728 SH       Sole           31,728      0    0
WASHINGTON MUT INC            COM  939322103       21       627 SH       Other               0    627    0
WASTE MGMT INC DEL            COM  94106L109    2,156    67,576 SH       Sole           67,576      0    0
WASTE MGMT INC DEL            COM  94106L109       39     1,221 SH       Other               0  1,221    0
WELLS FARGO & CO              COM  949746101    1,477    33,982 SH       Sole           33,982      0    0
WELLS FARGO & CO              COM  949746101       55     1,263 SH       Other             750    513    0
WRIGLEY CO                    COM  982526105    1,229    23,925 SH       Sole           23,925      0    0
WRIGLEY CO                    COM  982526105       25       489 SH       Other               0    489    0
BP P.L.C. SPNSD ADR           COM  055622104       58     1,250 SH       Sole            1,250      0    0
BP P.L.C. SPNSD ADR           COM  055622104      158     3,396 SH       Other           3,396      0    0
STORA ENSO CORPORATION        COM  86210M106    2,865   233,725 SH       Sole          233,725      0    0

REPORT SUMMARY                 50             121,279 3,552,768                      3,536,342 16,426    0